Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used for foreign currency translation	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
HKD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used for foreign currency translation [Line Items]
Balance Sheet Date Rates	7.8015	7.7996	7.7563
Average Rates	7.8306	7.7727	7.7563
TWD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used for foreign currency translation [Line Items]
Balance Sheet Date Rates	6.8972	6.3726	6.5286
Average Rates	6.7290	6.4508	6.9032
TWD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used for foreign currency translation [Line Items]
Balance Sheet Date Rates	30.7300	27.7400	28.0800
Average Rates	29.7963	27.9366	29.4568